Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Classes of current inventories [abstract]
Schedule of inventory components and movement in the provision
Inventories are comprised of the following:

	As of
In thousands of USD	December 31, 2025	June 30, 2026
Merchandise available for sale	11,352	11,615
Less: Provision for slow moving and obsolete inventories	(1,254)	(1,106)
Total Inventories	10,098	10,509